Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Explanatory [Abstract]
Schedule of Commitments and Contingencies
	Payments due by years
($000s)	Total	2024	2025-26	2027-28	2029-30
2022 Secured Note – interest	135,576	19,368	38,736	38,736	38,736
2023 Secured Note – interest	99,488	-	47,840	25,824	25,824
Capital expenditure obligations	18,434	18,434	-	-	-
Flow-through share expenditures	19,554	19,554	-	-	-
Mineral interests	7,967	758	1,527	2,403	3,279
Lease obligation	1,542	905	337	150	150
	282,561	59,019	88,440	67,113	67,989